Fixed Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 1,652,068	$ 1,536,488
Less: Accumulated depreciation and amortization		(1,069,634)	(830,291)
Property and Equipment, net	$ 530,383	582,434	706,197
Estimated Useful Lives	5 years
Machinery and Equipment [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 136,356	$ 146,344
Estimated Useful Lives		3 years	3 years
Leasehold Improvements [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 6,206	$ 6,206
Estimated Useful Lives		5 years	5 years
Purchased Software [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 24,993	$ 17,833
Estimated Useful Lives		3 years	3 years
Molds and Tooling [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 234,230	$ 234,230
Estimated Useful Lives		5 years	5 years
Furniture and Fixtures [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 20,079	$ 22,288
Estimated Useful Lives		7 years	7 years
Therapy Devices [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 86,286	$ 87,906
Estimated Useful Lives		3 years	3 years
Internally Developed Software [Member]
Fixed Assets [Line Items]
Property, Plant and Equipment, Gross		$ 1,143,918	$ 1,021,681
Estimated Useful Lives		5 years	5 years